Insurance contracts in the financial services business - Summary of effect of insurance contracts initially recognized (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2025 JPY (¥)
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	¥ 1,768
Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,234,025
Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	157,870
Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,391,895
Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(2,823,696)
Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(431,801)
Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	44,335
CSM [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	389,234
Profitable Contracts Issued [Member] | Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,227,649
Profitable Contracts Issued [Member] | Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	155,135
Profitable Contracts Issued [Member] | Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,382,784
Profitable Contracts Issued [Member] | Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(2,816,078)
Profitable Contracts Issued [Member] | Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(433,294)
Profitable Contracts Issued [Member] | Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	44,060
Profitable Contracts Issued [Member] | CSM [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	389,234
Onerous Contract Issued [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	1,768
Onerous Contract Issued [Member] | Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	6,376
Onerous Contract Issued [Member] | Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,735
Onerous Contract Issued [Member] | Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	9,111
Onerous Contract Issued [Member] | Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(7,618)
Onerous Contract Issued [Member] | Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	1,493
Onerous Contract Issued [Member] | Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	¥ 275